Schedule G, Part III - Schedule of Nonexempt Transactions	12 Months Ended
May 31, 2025
EBP 001
EBP, Schedule Of Nonexempt Transactions [Line Items]
Schedule G, Part III - Schedule of Nonexempt Transactions
401(k) Savings and Profit Sharing Plan for Employees of NIKE, Inc.
Schedule G, Part III - Schedule of Nonexempt Transactions
For the Year Ended May 31, 2025
EIN 93-0584541
Plan 001

(a) Identity of Party Involved	(b) Relationship to plan, employer, or other party-in-interest
Nike, Inc.	Plan sponsor

(c) Description of transactions including maturity date, rate of interest, par or maturity value
On May 15, 2025, expenses of $26,784.10 of the Plan sponsor were improperly paid by the Plan. During the same calendar year, the Plan sponsor reimbursed the Plan for these expenses, plus earnings.

(d) Purchase price	(e) Selling price	(f) Lease rental	(g) Expenses incurred in connection with transaction
—	$27,371.61	—	—

(h) Cost of asset	(i) Current value of asset	(j) Net gain or (loss) on each transaction
$26,784.10	$27,371.61	$587.51